Shareholders' Equity (Details) - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2016	May 31, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Cash dividend (in dollars per share)	$ 0.10		$ 0.08	$ 0.34	$ 0.10
Cash dividend paid				$ 2,000,000
Common stock, dividend rate, percentage		10.00%		10.00%
Stock dividend 10% (in shares)		625,971
Number of shares authorized to be repurchased							500,000
Treasury stock acquired (shares)				294	69,454
Treasury stock, average cost per share (in dollars per share)				$ 12.54	$ 11.98
2015 Equity Incentive Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Contractual term					P10Y
Vesting period					5 years
Expected volatility rate				29.00%
Expected term				5 years
Risk free interest rate				2.38%
Expected dividend rate				2.03%
Share-based compensation expense				$ 65,500
Unrecognized compensation expense						$ 292,000
Unrecognized compensation expense per share (in dollars per share)						$ 2.55
Shares
Outstanding (in shares)			20,371	20,371
Granted (in shares)				159,830
Exercised (in shares)				(20,371)
Expired/terminated (in shares)				(2,970)
Outstanding (in shares)	156,860.00			156,860.00	20,371
Exercisable (in shares)	0			0
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding (in dollars per share)			$ 9.33	$ 9.33
Weighted Average Exercise Price, Granted (in dollars per share)				10.39
Weighted Average Exercise Price, Exercised (in dollars per share)				9.33
Weighted Average Exercise Price, Expired/terminated (in dollars per share)				10.39
Weighted Average Exercise Price, Outstanding (in dollars per share)	$ 10.39			10.39	$ 9.33
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 0.00			$ 0.00
Weighted Average Remaining Contractual Life
Options, Outstanding				9 years 9 months 18 days
Options, Exercisable				0 years
Aggregate Intrinsic Value, Outstanding	$ 1,531,000			$ 1,531,000
Aggregate Intrinsic Value, Exercisable	$ 0			$ 0
Exercise price (in dollars per share)	$ 10.39		$ 9.33	$ 9.33	$ 9.33	$ 10.39	$ 9.33